EARNINGS PER SHARE - Schedule of Antidilutive Shares (Details)	12 Months Ended
Dec. 31, 2024 shares
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	2,684,761
PSUs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	421,608
RSUs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	399,399
SARs
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	461,244
Legacy LG RSU plans
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,402,510